FINANCIAL INSTRUMENTS AND RISKS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISKS

28.	FINANCIAL INSTRUMENTS AND RISKS

28.1 Categories of financial instruments

The financial instruments held by the Company and its subsidiaries are managed based on operational strategies and internal controls designed to assure liquidity, profitability, and security in transaction. Transactions involving financial instruments are regularly reviewed to assess the effectiveness of the risk exposures that management intends to cover (including foreign exchange, and interest rate risk, among others).

The table below presents the consolidated financial instruments recognized in the financial statements, classified by category:

Financial instrument items	Note	2025	2024
Assets
Amortized cost
Cash and cash equivalents	21.1	18,638.2	28,595.7
Trade receivables excluding prepaid expenses		8,987.3	8,140.2
Investment securities	21.2	137.6	256.0
Subtotal		27,763.1	36,991.9
Fair value through profit or loss
Investment securities	21.2	1,667.4	1,170.5
Derivatives hedges	28	778.1	1,218.6
Subtotal		2,445.5	2,389.1
Total assets		30,208.6	39,381.0

Liabilities
Amortized cost
Trade payables	26	24,055.8	25,551.2
Interest-bearing loans and borrowing	23	3,386.9	3,452.7
Other liabilities		3,473.8	3,044.3
Subtotal		30,916.5	32,048.2
Fair value through profit or loss
Obligations related to the acquisition of a non-controlling interest (i)		1,154.2	1,184.2
Derivatives hedges	28	925.4	211.4
Other liabilities		-	300.5
Subtotal		2,079.6	1,696.1
Total liabilities		32,996.1	33,744.3

(i)	Obligations related to the acquisition of a non-controlling interest: the Company recognized a liability related to the acquisition of the remaining non-controlling interest in the operations in the Dominican Republic. This financial instrument is denominated Dominican Pesos and refers to Tranche B. The instrument is recorded by an entity whose functional currency is the Brazilian Real. The Company designated this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the Dominican Peso, so that the hedge result is recognized in the Group’s other comprehensive income, consistent with the results of the hedged items.

.

As at December 31, 2025 and December 31, 2024, the Company did not have any financial assets measured at the fair value through other comprehensive income.

28.2 Derivative financial instruments

The use of derivative financial instruments by the Company follow strictly the Financial Risk Management Policy (“Policy”) approved by Management. The instruments used by the Company are Futures contracts traded on exchanges, full deliverable forwards, non-deliverable forwards, swaps and options. As at December 31, 2025, the Company and its subsidiaries had no target forwards, swaps with currency verification, or any other derivative transactions representing a risk level above the nominal value of the contracts. The derivative operations are managed on a consolidated basis and classified based on the strategy according to their purposes, as follows:

i) Cash flow hedge derivative instruments;

ii) Net investment hedge derivative instruments

In accordance with the hedge accounting, the effective hedge amount is recorded in equity and, in the event of an ineffective portion this result is recorded immediately in finance result during the period ineffectiveness was identified, for cash flow hedge and net investment hedge.

The Company measures derivative financial instruments by calculating their fair value, using market curves that impact the value of the instrument as at the computation date. In the case of swaps, the asset and the liability positions are estimated independently and brought to their fair value, equivalent to the difference between the results of the asset and liability amounts, which generates the swap’s market value. For traded derivative financial instruments, the fair value is calculated based on the exchange-listed price. The following tables summarize the exposure identified and protected in accordance with the Company's Policy.

Transactions protected by derivative financial instruments in accordance with the Financial Risk Management Policy

2025
			Fair Value		Gains/(losses)
Hedge strategy	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		19,317.8	749.1	(889.3)	(1,230.8)	685.1	(480.3)
	Commodities	5,280.6	620.8	(108.7)	(80.6)	(19.6)	650.0
	US Dollars	14,037.2	128.3	(780.6)	(1,150.2)	704.7	(1,130.3)

Imports of fixed assets		118.0	0.1	(11.4)	(3.4)	0.6	(8.0)
	US Dollars	118.0	0.1	(11.4)	(3.4)	0.6	(8.0)

Expenses		92.3	0.4	(8.1)	(2.9)	3.3	4.9
	US Dollars	92.3	0.4	(8.1)	(2.9)	3.3	4.9

Financial assets		-	28.5	(16.6)	(4.4)	-	-
	US Dollars	-	28.5	(16.6)	(4.4)	-	-
At December 31, 2025		19,528.1	778.1	(925.4)	(1,241.5)	689.0	(483.4)

	2024
			Fair Value		Gains/(Losses)
Hedge strategy	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		16,309.2	1,202.3	(211.3)	(990.9)	952.6	1,535.5
	Commodities	5,027.0	127.9	(204.1)	(619.7)	167.4	346.9
	US Dollars	11,282.2	1,074.4	(6.8)	(373.9)	784.1	1,188.3
	Euros	-	-	-	(0.2)	0.7	0.5
	Mexican Pesos	-	-	(0.4)	2.9	0.4	(0.2)

Imports of fixed assets		207.9	10.1	(0.1)	(5.5)	11.5	20.6
	US Dollars	207.9	10.1	(0.1)	(5.5)	11.5	20.6

Expenses		57.5	3.5	-	(1.7)	3.1	5.8
	US Dollars	57.5	3.5	-	(1.7)	3.1	5.8

Financial assets		-	2.7	-	(91.4)	-	-
	US Dollars	-	2.7	-	(91.4)	-	-
At December 31, 2024		16,574.6	1,218.6	(211.4)	(1,089.5)	967.2	1,561.9

As disclosed in the Company’s accounting policies, the forward element, which may be separated and excluded from hedge designation, is recognized in the financial result in accordance with IFRS 9 - Financial Instruments.

28.2.1 Instrument maturity

As at December 31, 2025, the Notional and Fair Value amounts by instrument and maturity, were as follow:

		Notional Value
Hedge strategy	Risk	2026	2027	>2026	2028	>2028	Total

Cost		18,733.6	584.2	-	-	-	19,317.8
	Commodities	5,196.8	83.8	-	-	-	5,280.6
	US Dollars	13,536.8	500.4	-	-	-	14,037.2

Imports of fixed assets		116.8	1.2	-	-	-	118.0
	US Dollars	116.8	1.2	-	-	-	118.0

Expenses		83.9	8.4	-	-	-	92.3
	US Dollars	83.9	8.4	-	-	-	92.3

		18,934.3	593.8	-	-	-	19,528.1

		Fair Value
Hedge strategy	Risk	2026	2027	>2026	2028	>2028	Total

Costs		(148.8)	8.6	-	-	-	(140.2)
	Commodities	512.0	0.1	-	-	-	512.1
	US Dollars	(660.8)	8.5	-	-	-	(652.3)

Imports of fixed assets		(11.3)	-	-	-	-	(11.3)
	US Dollars	(11.3)	-	-	-	-	(11.3)

Expenses		(7.7)	-	-	-	-	(7.7)
	US Dollars	(7.7)	-	-	-	-	(7.7)

Financial assets		11.9	-	-	-	-	11.9
	US Dollars	11.9	-	-	-	-	11.9
		(155.9)	8.6	-	-	-	(147.3)

Margins pledged as guarantees

To comply with margin requirements established by derivative exchanges and/or counterparties to certain derivative financial instrument transactions, as at December 31, 2025 the Group held R$164.4 financial investments with high liquidity or in cash, classified as cash and cash equivalents and investment securities (R$165.7 as at December 31, 2024).

28.3 Classification of financial instruments

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Investment securities	1,667.4	-	-	1,667.4	1,170.5	-	-	1,170.5
Derivatives assets at fair value through profit and loss	7.9	20.7	-	28.6	2.7	-	-	2.7
Derivatives – operational hedges	164.3	585.2	-	749.5	21.3	1,194.6	-	1,215.9
	1,839.6	605.9	-	2,445.5	1,194.5	1,194.6	-	2,389.1
Financial liabilities
Obligations related to the acquisition of a non-controlling interest	-	-	1,154.2	1,154.2	-	-	1,184.2	1,184.2
Other liabilities	-	-	-	-	-	-	300.5	300.5
Derivatives liabilities at fair value through profit and loss	-	16.6	-	16.6	-	-	-	-
Derivatives – operational hedges	98.0	810.8	-	908.8	52.2	159.2	-	211.4
	98.0	827.4	1,154.2	2,079.6	52.2	159.2	1,484.7	1,696.1

There were no transfers of assets and liabilities among fair value hierarchy Levels 1, 2, and 3 during the periods presented.

28.3.1 Financial instruments level 3

PUT CND

In accordance with the Shareholders' Agreement of Tenedora CND S.A. ("Tenedora”) – holding company headquartered in the Dominican Republic which owns almost the entire share capital of CND – executed between the Company and E. León Jimenes, S.A. (“ELJ”), ELJ is the owner of 2.89% of the shares of Tenedora, and has a put option for such remaining interest, corresponding to Tranche B as provided in the Agreement. This put option may be exercised by ELJ starting as from 2026. The Company, in turn, holds call option over the Tranche B shares, exercisable starting from 2029.

As at December 31, 2025, the Tranche B shares held by ELJ were valued as at R$1,154.2 (R$1,184.2 as at December 31, 2024). The fair value of Tranche B was calculated based on the EBITDA multiple defined in the agreement, less net debt, and discounted to present value using standard valuation techniques, based on the present value of the principal and future interest, discounted using the local currency WACC as of the measurement date. The criteria used for measurement are not directly observable in the market, which is why the instrument is classified as Level 3.

Contingent consideration on acquisitions of G&W and Banded Peak

On January 2020, the Company’s subsidiary in Canada, Labatt Brewing Company Limited, acquired G&W Distilling Inc., a company with a portfolio of ready-to-drink alcoholic beverages. In the same month, Labatt also purchased the shares of Banded Peak Brewing Ltd., a Canadian craft brewery.

A portion of the purchase consideration for both transactions included contingent consideration based on the future performance of G&W and Banded Peak after the acquisition. During the year 2025, Labatt fully settled these obligations and, as a result, there was no balance of contingent consideration payable as of December 31, 2025, as detailed in item 28.3.2.

28.3.2 Reconciliation of changes in the liabilities categorized at Level 3

1	Financial liabilities at December 31, 2024 (1+2+3)	1,484.7
2	Settlement of contingent consideration	(285.4)
3	Total gains and losses during the period	(45.1)
4	Losses/(gains) recognized in net income (4+5)	127.6
5	Losses/(gains) recognized in equity	(172.7)
	Financial liabilities at December 31, 2025 (1+2+3)	1,154.2

28.4 Risk management

The Company is exposed to foreign currency, interest rate, commodity price, liquidity and credit risk in the ordinary course of its business. The Company analyzes each of these risks individually and on a consolidated basis to define strategies to manage their economic impact in accordance with its Financial Risk Management Policy.

The objective of this policy is intended to provide guidelines for the management of the financial risks inherent to the capital markets in which Ambev operates. The policy includes four main aspects related to financial risk management: (i) transactional risks related to the business; (ii) credit risks of counterparties financial statement translation risk; (iii) capital structure; financing and liquidity credit risks of financial counterparties and (iv) financial statement translation risk capital structure; financing and liquidity.

28.4.1 Market risk

28.4.1.1 Interest rate risk: represents of the possibility that the Company may incur losses due to fluctuations in interest rates, which may increase the financial expenses on its financial liabilities, and/or decrease the financial income from its financial assets, as well as negatively impacting the fair value of financial instruments measured at fair value. To mitigate this risk the Company applies a dynamic interest rate hedging approach, whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of the Company’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, considering market conditions. The Company’s overall business strategy is reviewed periodically.

The table below demonstrates the exposure of the Company and its subsidiaries to debts and respective weighted interest rates. As of December 31, 2025, and December 31, 2024 the Company and its subsidiaries did not hold hedge positions to the exposure described below:

	2025		2024
	Risk		Risk
	Interest rate	Amount in Brazilian Real	Interest rate	Amount in Brazilian Real
Brazilian Reais	7.6%	260.9	7.8%	254.3
Post - fixed interest rate		260.9		254.3

Brazilian Reais	11.1%	2,172.9	10.2%	2,245.0
Other	15.1%	628.5	13.0%	510.2
US Dollars	2.4%	9.8	8.0%	3.8
Canadian Dollars	5.5%	314.8	5.8%	439.4
Pre-fixed interest rate		3,126.0		3,198.4

Sensitivity analysis

The Company mitigates most of the risks arising from non-derivative financial assets and liabilities through the use of derivative financial instruments. In this context, the Company has identified the main risk factors that could lead to losses on these derivative financial instruments and has developed a sensitivity analysis based on three scenarios that could impact the Company’s future results and/or cash flows.

1 - Probable scenario: Management’s expectations regarding the deterioration of each transaction’s main risk factor. To measure the possible effects on the results of derivative transactions, the Company uses the parametric Value at Risk (“VaR”), a statistical measure developed based on estimates of standard deviation and correlation between the returns of several risk factors. This model gives the loss limit expected for an asset over a certain time period and confidence interval. Under this methodology, the potential exposure of each financial instrument, a range of 95% and a horizon of 21 days from December 31, 2025were used for the calculation, which are presented in the model.

2 - Adverse scenario: 25% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2025.

3 - Remote scenario: 50% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2025.

The sensitivity analysis of exchange rate fluctuations and commodity price variations is presented below:

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedges	Increases in commodities price	512.0	556.5	1,832.2	3,152.3
Input purchases		(512.0)	(556.7)	(1,843.6)	(3,175.3)
Foreign exchange hedges	Foreign currency Increases	(652.2)	(515.5)	2,857.1	6,366.4
Input purchases		652.2	514.0	(3,310.6)	(7,273.3)
Cost effects		-	(1.7)	(464.9)	(929.9)

Foreign exchange hedges	Foreign currency Increases	(11.3)	(10.9)	18.2	47.7
Capex purchases		11.3	10.9	(30.9)	(73.1)
Fixed asset effects		-	-	(12.7)	(25.4)

Foreign exchange hedges	Foreign currency Increases	(7.7)	(7.3)	15.4	38.5
Expenses		7.7	7.3	(30.6)	(68.8)
Results of expense effects		-	-	(15.2)	(30.3)
		-	(1.7)	(492.8)	(985.6)

28.4.1.2 Commodity risk: A significant portion of the Company’s inputs is comprised of commodities, which have historically experienced substantial price fluctuations. The Company's Policy establishes that entering into hedges is an appropriate way to protect the Company against unforeseen fluctuations in prices and foreign exchange rates. The Company therefore uses both fixed-price purchase contracts and derivative financial instruments to minimize its exposure to volatility in the prices of commodities such as aluminum, sugar, wheat, corn and paraxylene. These derivative financial instruments have been designated as cash flow hedges.

The known risks (e.g. foreign currency and interest) shall be hedged by contracting derivative financial instruments. Existing risks which are not yet recorded (e.g. future contracts for the purchase of raw materials or property, plant and equipment) shall be mitigated using projections for the period required for the Company to adapt to the new costs scenario, which may vary from ten to fourteen months, also through the use of derivative financial instruments. Most translation risks are not hedged.

If intercompany transactions create an economic exposure, additional currency hedges should be considered to minimize the economic impact on the consolidated income statement. The Company does not adopt hedging practices to eliminate exchange differences of investments in equity interests in countries that do not use the Real as their currency; however, it may use hedges for future dividend payments in other currencies. The exceptions to the policy must be approved by the Operations and Finance Committee (“COF”)

28.4.2 Credit risk

A substantial portion of the Company’s sales is made to distributors, supermarkets and retailers, through a broad distribution network. Credit risk is reduced due to the large number of customers and control procedures used to monitor risk. Historically, the Company has not incurred significant losses on receivables from customers.

In order to minimize the credit risk of its investments, the Company has adopted procedures for the allocation of cash and investments, taking into consideration the credit limits and credit analysis of financial institutions, avoiding credit concentration, i.e. the credit risk is monitored and minimized by restricting negotiations to a select group of highly rated counterparties.

The selection proceeding for financial institutions authorized to operate as counterparties of the Company is set forth in the Credit Risk Policy, which also establishes exposure limits for each counterparty based on each counterparty's risk rating and capitalization.

Any deposits or cash available, must be kept in accounts with top tier banks, or banks with a high credit rating in the respective country. Any position of a short-term nature (less than six months) should be considered as a deposit or cash.

Counterparty risk must be managed by the Company globally, with product limits established by the treasury area, considering: (i) the counterparty’s credit rating (ii) the transaction term (iii) the amount; and (iv) the split between assets and liabilities, in the absence of a clearing clause in derivative contracts.

The carrying amounts of cash and cash equivalents, investment securities, trade receivables (excluding prepaid expenses), recoverable taxes and derivative financial instruments are presented net of impairment provisions, and represent the Company’s maximum exposure to credit risk as at December 31, 2025. As at December 31, 2025, there was no concentration of credit risk on any counterparty in excess of the limits established by the Company’s Credit Risk Policy. Counterparty risk is reassessed on a quarterly basis.

Customers

A substantial portion of the Company’s sales is made to distributors, supermarkets, and retailers through a broad distribution network. Credit risk is mitigated by the large number of customers and by the control procedures implemented to monitor this risk. Historically, the Company has not incurred significant losses on receivables from customers.

Investments

In order to minimize the credit risk on its investments, the Company has adopted cash and investment allocation procedures that take into account credit limits and credit analysis of financial institutions, thereby avoiding credit concentration, i.e. the credit risk is monitored and minimized by restricting negotiations to a select group of highly rated counterparties.

28.4.3	Liquidity risk

Historically, the Company’s primary sources of cash flow have been cash flow from operating activities, debt issuances, bank borrowing and equity securities. Ambev’s material cash requirements have included the following: payments of dividends and interest on capital; capital expenditures; investments in companies; increases in the ownership interests in Ambev’s subsidiaries or in companies in which it holds equity investments; share buyback programs; and debt servicing.

The Company believes that its cash flow from operating activities, cash and cash equivalents and short-term financial investments, together with derivatives financial instruments and access to credit facilities, are sufficient to finance its capital expenditure, financial liabilities and dividend payments in the future.

	2025
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	38,793.5	40,658.0	37,499.9	85.5	40.7	1,169.4	1,862.5
Secured bank loans	99.7	126.9	27.9	25.2	23.4	50.4	-
Other secured loans	311.6	405.2	146.2	131.5	65.3	8.3	53.9
Lease liabilities	2,975.6	3,837.7	1,229.4	946.0	688.2	441.7	532.4
	42,180.4	45,027.8	38,903.4	1,188.2	817.6	1,669.8	2,448.8

	2024
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	41,771.7	43,322.1	40,229.7	101.2	(30.3)	1,200.8	1,820.7
Secured bank loans	115.4	155.0	29.0	25.2	25.2	50.4	25.2
Other secured loans	372.2	502.1	160.5	147.6	125.8	14.4	53.8
Lease liabilities	2,965.1	3,470.2	1,319.8	1,003.7	569.1	348.0	229.6
	45,224.4	47,449.4	41,739.0	1,277.7	689.8	1,613.6	2,129.3

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and related charges obligations related to the acquisition of a non-controlling interest and other liabilities, except for transactions with related parties.

.

28.4.4 Capital management

The Company continuously evaluates and optimizes its capital structure in order to maximize shareholder value while maintaining the desired financial flexibility to execute its strategic projects. In addition to the statutory minimum equity funding requirements applicable to the Company’s subsidiaries in different countries, the Company is not subject to any externally imposed capital requirements. When analyzing its capital structure, the Company uses the same debt ratios and capital classifications that are applied in the financial statements.

The company monitors its net debt to ensure the continuity of its operations over the long term.

	2025	2024
Debt details
Interest-bearing loans and borrowing current and non-current	3,386.9	3,452.7
(-) Current investment securities	(1,681.7)	(1,242.0)
(-) Cash and cash equivalents	(18,638.2)	(28,595.7)
Net debt/(cash)	(16,933.0)	(26,385.0)

28.4.5 Foreign currency risk

The Company is exposed to foreign currency risk on its borrowing, investments, purchases, dividends and/or interest expenses/income where these are denominated in a currency other than the functional currency of the respective Group entities. The main derivative financial instruments used to manage foreign currency risk are futures contracts, swaps, options, non-deliverable forwards and deliverable forwards.

Accounting policies

Classification and measurement

Financial assets (except for accounts receivable without a significant financing component) or financial liabilities are initially measured at fair value, plus, for an item not measured at fair value through profit or loss, transaction costs directly attributable to their acquisition or issue.

Financial assets

The Company classifies its financial assets on initial recognition, depending on the business model used to manage the financial assets and the contractual terms of the cash flows, under the following measurement categories:

(i) at amortized cost;

(ii) at fair value through profit or loss;

Financial assets are not reclassified subsequently to initial recognition, unless the Group changes the business model for the management of financial assets, in which case all impacted financial assets are reclassified on the first day of the post-change business model.

Financial assets are derecognized when the contractual rights to receive the cash flows from the asset has expired or are transferred in a transaction in which substantially all the risks and benefits of ownership of the financial asset are transferred by the Company.

a) Amortized cost

The Company classifies financial assets as measured at amortized cost only when two criteria are satisfied:

i) The financial asset is held within a business model whose objective is to receive the contractual cash flows; and

ii) The contractual terms generate, on specific dates, cash flows that relate only to the payment of principal and interest on the principal amount outstanding.

b) Fair value through profit or loss

All financial assets not classified by the Company as measured at amortized cost or FVOCI and financial assets in which their cash flows do not represent exclusively payments of principal and interest, are classified at fair value through profit or loss. This category also includes debt instruments whose cash flow characteristics are not maintained within a business model whose objective is to collect contractual cash flows, or to collect contractual cash flow and sell.

Financial liabilities

The Company classifies its financial liabilities, depending on the purpose for which the financial liabilities were entered, into the following categories:

i) measured at amortized cost;

ii) measured at fair value through profit or loss;

The Company classifies most of its financial liabilities as measured subsequently at amortized cost, so that interest expenses, foreign exchange differences gains, and losses are recognized in the income statement. Financial liabilities are classified as measured at fair value through profit or loss if they are a derivative instrument or contingent consideration recognized by the acquirer in a business combination. Such financial liabilities are measured at fair value, and the net result, including interest, is recognized in the income statement.

Financial liabilities are derecognized when contractual obligations are removed, cancelled, or expired. The difference between the written-off carrying amount and the consideration paid (including transferred assets or assumed liabilities) is recognized in profit or loss for the year.

All financial liabilities are initially measured at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost and adjusted using the effective interest rate method. Derivative instruments remain classified in the fair value through profit or loss category.

Hedge accounting

The company uses derivative financial instruments to hedge against risk related to the foreign currencies, interest rates and commodity prices, and they are not used for speculative purposes. Derivative financial instruments that, are contracted for hedging purposes do not meet all the criteria for hedge accounting are recognized at fair value through profit or loss.

Derivative financial instruments are initially recognized at fair value. The fair value of derivative financial instruments can be obtained from market quotes or from pricing models that consider current market rates and credit quality of the counterparty.

Subsequently to initial recognition, derivative financial instruments are remeasured at their fair value as at the date of the financial statements. Changes in the fair values of derivative financial instruments are recognized in current income, except when these instruments are cash flow hedges or net investment hedges, where portions of gains or losses on the hedge instrument that are determined as effective hedge are recognized in comprehensive income. The designated hedging instrument is the effective element present term contract, which only the present element value change is recognized in comprehensive income, The term element, which can be separated and excluded from the financial instrument designation as hedge instrument is recognized in financial result, in accordance with IFRS 9 - Financial Instruments.

The company contracts commodities derivatives that have similar terms to the hedged items and applies component hedging to its commodities. The hedged component is contractually specified and coincides with those defined in the derivative contract, thus the hedge relationship is 1:1. At the beginning of the hedge operation, the Company prepares formal documentation for the operation including: (i) the objective of the hedge, (ii) the type of hedge, (iii) the risk management strategy, (iv) the nature of the risk to be hedged, (v) the identity of the hedged item, (vi) the identity of the hedging instrument, and (vii) the prospective demonstration of effectiveness.

The effectiveness of the hedge is measured qualitatively. Whenever the terms do not match, the Company uses the hypothetical derivative method to assess the hedge effectiveness. Therefore, usually causes of ineffectiveness include changes in the timing of forecast transactions, changes in the quantity of the commodity to be hedged, or changes in the credit risk of either party to the derivative contract.

a) Cash flow hedge

The cash flow hedges is used to protect the cash flow exposure of a recorded asset or liability from foreign currency risk in commodity price fluctuations, associated with a highly probable transaction. The effective portion of any gain or loss on the derivative financial instrument is recognized directly in the comprehensive income statement (cash flow hedge reserve) and must be reclassified from the cash flow hedge reserve to the same line item within which and the same period during which the cash flow futures were hedged impacted the result. The ineffective portion of any gain or loss is recognized immediately in the current income statement, in the financial result.

When a hedging instrument or hedge relationship is extinguished, but the hedged transaction is still expected to occur, the cumulative gains and losses (up to the date of termination) remain within comprehensive income, being reclassified according with the above practice when the transaction being protected occurs. If the hedged transaction is no longer probable, the accumulated gains and losses recognized in comprehensive income are reclassified immediately to the current income statement.

b)Net investment hedge

The net investment hedge is used to minimize the exposure to exchange rate differences resulting from the conversion of the net investment, or part of it, in the Company's subsidiaries abroad, by balance sheet conversion quota.

When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves), while the ineffective portion is reported in profit or loss.

Derivatives at fair value through profit or loss

Certain derivative financial instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative financial instruments are recognized immediately in profit or loss of exercise.

Impairment of financial assets

At the end of each reporting period basis, Management performs impairment testing for financial assets or groups of financial assets. If a trigger event occurs, a financial asset or group of financial assets will be deemed to be impaired. An asset or group of financial assets is deemed impaired, and impairment losses are recorded, only if there is evidence of impairment as a result of one or more events occurring after the initial recognition of the assets (a "loss event") and that event (or events) has an impact on the estimated future cash flow from the financial asset or group of financial assets and can be estimated reliably.

Classification of fair value

IFRS 13 - Fair Value Measurement defines the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The definition of the fair value for financial instruments is based principally on market conditions existing at the date of each balance sheet. Pursuant to IFRS 13 - Fair Value Measurement, financial instruments measured at fair value must be classified into the categories below:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: fair value of financial instruments which are not traded in an active market, using other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: if one or more of the significant data are not based on observed market data, the Company uses techniques that cover data that have a significant effect on the recorded fair value, which are not based on observed market data.